STOCKHOLDERS’ EQUITY (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Equity [Abstract]
Summary of warrants outstanding

The following is a summary of warrants outstanding at November 30, 2014:

Exercise Price	Number of Warrants	Expiration Date
$1.00	375,000	May 2021
$1.30	3,036,450	July 2016
$1.30	1,000,000	September 2016
The following is a summary of warrants outstanding at August 31, 2014:
Exercise Price	Number of Warrants	Expiration Date
$1.01	375,000	May 2021
$1.30	1,386,450	July 2016